Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other payables [text block] [Abstract]
Schedule of trade and other payables
	As at December 31,
	2021	2020
Trade payables	297,033	276,719
Employee benefits payable	148,232	149,358
Accrual and other payables	1,811,262	1,816,095
Subtotal financial liabilities	2,256,527	2,242,172
Other taxes payable	3,098,596	3,114,370
	5,355,123	5,356,542

Schedule of aging analysis of trade payables
	As at December 31,
	2021	2020
Current	294,938	275,569
Past due for less than 4 months	2,046	1,103
Past due for over 4 months	49	47
	297,033	276,719